SUPPLEMENT DATED MAY 2, 2011
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

1.	On April 1, 2011, shareholders approved the merger of Invesco V.I. Dynamics Fund with and into Invesco V.I. Capital Development Fund after the close of business April 29, 2011.

Invesco V.I. Dynamics Fund is no longer available for investment and all references to the funds are hereby deleted from the prospectus.

2.
Effective May 1, 2011, our affiliate Massachusetts Financial Services Company became the sub-adviser to the Sun Capital Global Real Estate Fund (the “Fund”). Sun Capital Advisers LLC, our affiliate, continues to be the investment adviser to the Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futurity Products US 5/2011